Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Accounts Receivable Abstract
Accounts receivable – third parties	$ 2,831,098	$ 2,780,295
Accounts receivable – related parties	1,171,966	1,315,875
Total accounts receivable, gross	4,003,064	4,096,170
Less: allowance for doubtful accounts	(679,952)	(762,992)
Accounts receivable, net	$ 3,323,112	$ 3,333,178